Revenue (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Revenue [Abstract]
Schedule of Components of Revenue, Net

The components of revenue, net were as follows:

	Three months ended December 31,		Nine months ended December 31,
(In USD)	2024	2023	2024	2023

Revenue from services
Facilitation revenue (net)	$2,448,571	$2,421,438	$6,894,511	$7,717,064
Others	797	-	797	-

Other operating revenues	-	-	41,942	-
Total	$2,449,368	$2,421,438	$6,937,250	$7,717,064

The components of revenue, net were as follows:

(In USD)
	March 31, 2024	March 31, 2023
Income from rentals
Self-drive rentals	$-	$165,834
Revenues from services
Facilitation revenue (net)	9,836,434	8,586,785
Other operating revenues	60,799	73,587
Total	9,897,233	8,826,206

Schedule of Revenue by Geographical Location
	Three months ended December 31,		Nine months ended December 31,
Revenue by geographical location	2024	2023	2024	2023
India	$2,449,323	$2,391,332	$6,920,079	$7,615,314
Egypt	-	27,868	13,225	78,259
Vietnam	-	-	-	17,873
Indonesia	45	2,238	3,946	5,618
	$2,449,368	$2,421,438	$6,937,250	$7,717,064

Revenue by geographical location	March 31, 2024	March 31, 2023
India	$9,759,318	$8,615,615
Egypt	114,680	110,092
Vietnam	17,756	98,945
Indonesia	5,480	1,554
	9,897,233	8,826,206